Document And Entity Information	Jan. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2025
Entity Registrant Name	FORRESTER RESEARCH, INC.
Entity Central Index Key	0001023313
Entity Emerging Growth Company	false
Entity File Number	000-21433
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2797789
Entity Address, Address Line One	60 Acorn Park Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	613-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	FORR
Security Exchange Name	NASDAQ